REVENUE - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) customer	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of operating segments [line items]
Revenues	$ 3,668	$ 3,666	$ 2,503
One Customer
Disclosure of operating segments [line items]
Revenues	$ 1,273	$ 1,287	$ 1,449
Customer Concentration Risk | Partnership's Sales Revenue, Net
Disclosure of operating segments [line items]
Concentration risk, number of customers | customer	1